Basis of Financial Statements and Summary of Significant Accounting Policies (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Apr. 01, 2016
Basis of financial statements:
Increase to net income attributable to MUFG as the effect of recording intervening events for the three-month periods ended March 31 on MUFG's proportionate equity in net income of subsidiaries with fiscal years ended on or after December 31	¥ 1,340	¥ 6,150	¥ 6,790
Summary of significant accounting policies:
Floor percentage of the corridor defined for the amortization of net actuarial gains and losses	10.00%
Forecast [Member] | Amendments to the Consolidation Analysis [Member]
Recently Issued Accounting Pronouncements:
Net increase of the consolidated assets resulted in the consolidation and deconsolidation of certain variable interest entities				¥ 628,000
Net increase of the consolidated liabilities resulted in the consolidation and deconsolidation of certain variable interest entities				32,000
Net increase of the noncontrolling interests resulted in the consolidation and deconsolidation of certain variable interest entities				¥ 596,000
Maximum [Member]
Summary of significant accounting policies:
Original maturity days of transactions classify as cash and cash equivalent	90 days
Minimum [Member]
Summary of significant accounting policies:
Threshold of "more likely than not" recognition for a tax position	50.00%
Minimum [Member] | Commercial [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	1 month
Minimum [Member] | Card [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Minimum [Member] | MUAH [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Minimum [Member] | Krungsri [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Minimum [Member] | Residential [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	6 months